Expense Example	Mar. 31, 2026 USD ($)
Tradr 2X Long ACHR Daily ETF | Tradr 2X Long ACHR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Tradr 2X Long APP Daily ETF | Tradr 2X Long APP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
Tradr 2X Long ALAB Daily ETF | Tradr 2X Long ALAB Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Tradr 2X Long QBTS Daily ETF | Tradr 2X Long QBTS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Tradr 2X Long QUBT Daily ETF | Tradr 2X Long QUBT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Tradr 2X Long RGTI Daily ETF | Tradr 2X Long RGTI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Tradr 2X Long TEM Daily ETF | Tradr 2X Long TEM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Tradr 2X Long UPST Daily ETF | Tradr 2X Long UPST Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Tradr 2X Long ZS Daily ETF | Tradr 2X Long ZS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long ASTS Daily ETF | Tradr 2X Long ASTS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Tradr 2X Long CEG Daily ETF | Tradr 2X Long CEG Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Tradr 2X Long CRWV Daily ETF | Tradr 2X Long CRWV Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Tradr 2X Long GEV Daily ETF | Tradr 2X Long GEV Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Tradr 2X Long LRCX Daily ETF | Tradr 2X Long LRCX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long SMR Daily ETF | Tradr 2X Long SMR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Tradr 2X Long APLD Daily ETF | Tradr 2X Long APLD Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	1,802
Tradr 2X Long CLSK Daily ETF | Tradr 2X Long CLSK Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
Tradr 2X Long CORZ Daily ETF | Tradr 2X Long CORZ Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Tradr 2X Long CRDO Daily ETF | Tradr 2X Long CRDO Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Tradr 2X Long DHI Daily ETF | Tradr 2X Long DHI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long IBM Daily ETF | Tradr 2X Long IBM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Tradr 2X Long JOBY Daily ETF | Tradr 2X Long JOBY Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Tradr 2X Long NBIS Daily ETF | Tradr 2X Long NBIS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Tradr 2X Long NVTS Daily ETF | Tradr 2X Long NVTS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	871
Expense Example, with Redemption, 5 Years	1,484
Expense Example, with Redemption, 10 Years	3,138
Tradr 2X Long PONY Daily ETF | Tradr 2X Long PONY Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Tradr 2X Long U Daily ETF | Tradr 2X Long U Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	$ 1,568